Independent Investigation and Restatement	12 Months Ended
Dec. 31, 2023
Restatement [Abstract]
Independent Investigation and Restatement
Note 4. Independent Investigation and Restatement

On November 13, 2023, the Company received a letter from Deloitte, the Company’s independent auditors, with respect to its consolidated financial statements for the year ending December 31, 2022. The letter requested that the Audit Committee undertake an independent investigation with respect to two transactions. The first related to a $2.5 million loan dating back to 2012, and the second had to do with a separate, unrelated $700,000 loan. The Deloitte letter also requested that the independent investigation consider any other transactions that were not properly recorded in the year-end 2022 financial statements.

On May 1, 2024, the Company announced that it was in the process of conducting an investigation initiated by the Audit Committee of the Board of Procaps with the assistance of independent legal and forensic accounting advisors, into matters relating to the Company’s historical accounting treatment and associated financial statement disclosure related to a 2012 related party loan in the amount of $2.5 million (the “Independent Investigation”). In addition, the Company announced that it had determined its inability to timely file its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (“2023 Form 20-F”), as a result of the ongoing internal investigation. In context of the nature of these findings, the Audit Committee concluded that, as of June 25, 2024, the investigation moving forward would be treated as a Section 10A investigation under the rules of the SEC..

During the course of the Independent Investigation, in October 2024, the Audit Committee reported to the Board certain interim findings relating to additional historical related party, intercompany and other transactions, certain of which were with the awareness and/or at the direction of, senior management of the Company at the time, that involved or appeared to involve accounting errors, misstatements and/or actions or omissions by Company management and employees that violated laws, rules, or regulations.

In light of the discovery of such additional transactions during the Independent Investigation and related accounting issues, on October 7, 2024, the Board, upon the recommendation of the Audit Committee, determined that the Financial Statements, and each as included in any reports, presentations, or similar communications of the Company’s financial results, should no longer be relied upon. Accordingly, the Audit Committee determined that a restatement of the Company’s Prior Period Financial Statements following the conclusion of the Independent Investigation was required, which is reflected in this Form-20F.

As a result of the Company’s failure to file its 2023 Form 20-F by the November 11, 2024 extension granted by Nasdaq, on November 13, 2024, the Company was notified by the Staff that the Staff had determined to delist the Company’s Ordinary Shares from the Nasdaq Capital Market, unless the Company timely requested a hearing before the Panel, which the Company requested alongside its request for a further stay of any suspension action by Nasdaq pending the ultimate conclusion of the hearing process.

Following the Company’s hearing before the Panel, which took place on January 21, 2025, on January 31, 2025, the Company received a letter from the Panel of Nasdaq. This letter notified the Company that the Panel determined to delist the Company’s Ordinary Shares from the Nasdaq Capital Market as a result of the Company’s failure to demonstrate compliance with Nasdaq Listing Rules 5250(c)(1) and 5250(c)(2) for failing to file periodic and interim financial reports with the SEC. As a result, the Company’s Ordinary Shares were suspended from trading on the Nasdaq on February 4, 2025. The Company’s ordinary shares have been quoted on the OTC Expert Market under the symbol “PROCF,” on an “unsolicited only” basis, since the Nasdaq suspended the trading of the Company’s Ordinary Shares on February 4, 2025.
After applying the extensive forensic procedures, the Investigation Team has identified a total of ten transactions which – in the opinion of GT involve illegal acts. The Audit Committee concluded the investigation on January 31, 2025, as amended on February 6, 2025, and was satisfied that the investigation was complete and that the findings of the investigation identified the root causes of illegal acts and related accounting irregularities. In concluding on the Investigation, the Audit Committee advised that the: (i.) accounting impact of the investigative findings, (ii.) completeness procedures to be performed on accounts with identified irregularities, (iii.) tax implications, and related concepts, would be further evaluated as part of the Company’s restatement process.

As a result, the Group is restating its consolidated statements of financial position as of December 31, 2022 and January 1, 2022, its consolidated statements of income and other comprehensive income, and its consolidated statements of cash flows for the years ended December 31, 2022 and 2021.

The categories of restatement adjustments and their impact on the previously presented consolidated financial statements are described below.

(a)Recognition of the interest expense of certain loan not attributable to the Group

In 2012, the Group assumed interest payments related to a $2.5 million loan agreement entered into by the Minski family (shareholders of the Group) related to which the Group did not receive any cash proceeds. The agreement expressly stipulated that the Group was only obligated to pay interest, without assuming any liability for the principal, which remained the sole obligation of the Minski family. The Group made interest payments to the lender starting in 2012 through the date that the loan was extinguished in 2023. The payments, which were originally recorded as interest expense, are deemed to have been paid on behalf of the Minski family and have therefore been reclassified to other distributions.

This adjustment resulted in a reclassification of Financial Expenses of $300 and $200 to dividends paid for the years ended December 21, 2022 and 2021.

(b)Advanced payments to Dilcrest, a related party, under a services contract

In April 2019, Procaps Colombia entered into a renewable 12-month sales commission agreement with Dilcrest, an entity controlled by the Minski family, under which Dilcrest was to provide client acquisition services outside of Colombia in exchange for commissions of up to $4.0 million annually. Although the Group never received services under the contract, the Group advanced certain payments to Dilcrest totaling $4 million, which were originally recognized as advanced payments to suppliers. Dilcrest transferred the advances to certain other related parties, which in turn used the funds to settle past due amounts payable to the Group. A balance of $839 net of allowances for credit losses of $799 were previously reported as of December 31, 2022 and January 1, 2022.

To adjust the identified misstatements, the Group reversed the impairment loss recognized in 2021 of $799 in Sales and marketing expenses, which gave rise to foreign exchange gains of (2022: $245; 2021: $118) in Other income (expenses), net. The adjustments also include a decrease to the Accumulated Deficit of $1,346 and $429, respectively, and to Accumulated Other Comprehensive Income for the foreign exchange translation adjustment as of December 31, 2022 and January 1, 2022 of $331 and $86, respectively, and the reclassification of the advanced payments to accounts receivable from related parties as of December 31, 2022 and January 1, 2022 of $2,099 in amounts owed by related parties, net as the transactions were, in substance, a loan to related parties. The loan was subsequently collected in 2024.
(c)Unsubstantiated sales of brand licenses to Herfroze & Bindermoor (related parties)

In 2017, the Group recognized revenue from the sales of brand licenses to Bindermoor and Herfroze, entities under the control of the Minski family, for $13 million, which were collected between 2018 and 2019. These transactions do not meet revenue recognition requirements as no rights to brand licenses were transferred to the customers.

To adjust the identified misstatements, the Group recognized accounts payable to related parties as of December 31, 2022 and January 1, 2022 of $13,090 as the transactions were, in substance, a loan from related parties, which generated foreign exchange losses (2022: $1,685; 2021: $1,268) in other income (expenses), net. This adjustment also resulted in an increase in the accumulated deficit as of December 31, 2022 and January 1, 2022 of $14,722 and $13,454 respectively, and in Accumulated Other Comprehensive Income for the foreign currency translation adjustment as of December 31, 2022 and January 1, 2022 of $3,317 and $1,632, respectively.

(d)Debit notes issued to Originates, a related party supplier

The misstatement refers to the recognition of debit notes which reduced accounts payable to Originates. Debit notes totaling $1.5 million were issued by the Group in 2017 and 2019 without the authorization or consent of Originates.

The correcting adjustment caused an increase in accounts payable as of December 31, 2022 and January 1, 2022 of $1,552 and increases in the Accumulated Deficit of $1,927 and $1,700 as of December 31, 2022 and January 1, 2022, respectively, and a gain in Other Comprehensive Income for the foreign exchange translation adjustment of $677 and $375 as of December 31, 2022 and January 1, 2022, respectively. Finally, the adjusted accounts payable balances gave rise to foreign exchange losses (2022: $302, 2021: $ 227) in other income (expenses), net, that were recognized in results.

(e)Inappropriate recognition of a certain services contract and sales discounts to a certain third party customer

The Group entered into a service contract that established commission payments based on a percentage of sales invoiced and collected from customers. The Group subsequently determined that the service provider and the customer were the same party and therefore concluded that the commissions were, in substance, discounts offered on the sales price of the products sold. During the period from 2017 to 2020, the Group posted improper adjustments to reverse Discounts payable totaling $3.9 million in an effort to improve financial results. Despite the reversals, the Group continued settling its discounts payable to the customer. Eventually the value of the cash payments exceeded the balance of the accrued discounts payable liability, at which point the Group improperly capitalized cash outflows of $1,007 and $1,699 as of December 31, 2022 and 2021, respectively, as an asset in its consolidated statements of financial position. In addition to the above, the Group made the following errors:

•In 2022, the Group incorrectly recognized a portion of the cash advances as selling and marketing expenses based on invoices issued by the customer for $849.

•The Group understated discounts payable in 2022 by $518 and overstated discounts payable by $182 in 2021.
To correct the described misstatements, the following correcting adjustments were made:

•In 2022, the Group incorrectly recognized a portion of the cash advances as selling and marketing expenses based on invoices issued by the customer for $849.
•The Group understated discounts payable in 2022 by $518 and overstated discounts payable by $182 in 2021.

To correct the described misstatements, the following correcting adjustments were made:

•Reversals to selling and marketing expenses recognized in 2022 and 2021 of $977 and $1,073, respectively were recorded against revenue in 2022 and 2021 and accounts payable in 2021
•Revenues in 2022 increased by $169 and were decreased by $891 in 2021 to properly reflect the effects of the sales price
•Discounts payable were decreased by $972 and were increased by $972 as of December 31, 2022 and January 1, 2022, respectively
•Trade and other receivables, net were decreased by $1,526 and $1,699 as of December 31, 2022 and January 1, 2022, respectively
•Foreign exchange losses of $303 and $407 were recognized in 2022 and 2021, respectively
•Accumulated deficit was increased by $2,808 and $2,583 as of December 31, 2022 and January 1, 2022, respectively
•The cumulative translation adjustment in accumulated other comprehensive income was increased by $440 as of December 31, 2022 and $137 as of January 1, 2022

(f)Inappropriate recognition of revenue from a services agreement to develop products

Certain revenues for product development services and sales of sanitary registries of $548 recognized in 2020 did not meet the recognition criteria under IFRS 15 as no goods or services were transferred to the customers under such arrangements.

Accordingly, the Group recorded correcting entries to write-off previously reported Trade and other receivables, net of $448 as of December 31, 2022 and January 1, 2022. In addition, adjustments to the consolidated statement of profit and loss include the reversal of provisions for credit losses and other discounts of $122 and $202 previously recorded to sales and marketing expenses in 2022 and 2021 as well as foreign exchange losses of $87 in 2022 and $77 in 2021. Adjustments to equity included increases to Accumulated deficit of $364 and $488 as of December 31, 2022 and January 1, 2022, respectively, and gains to Accumulated other comprehensive loss for cumulative translation effects of $81 and $27 as of December 31, 2022 and January 1, 2022, respectively.

(g)Revenue recognition under Bill and Hold (B&H) & Ex-Works (EXW) incoterm transactions

The Group recorded revenue for goods invoiced but not shipped under certain B&H and EXW arrangements in which the transfer of control criteria of IFRS 15 was not met at the time of recognition thereby overstating previously reported revenue for the years ended December 31, 2022 and 2021. The revenues on these arrangements were further overstated by the Group’s failure to properly account for certain volume discounts.
The correcting adjustments are summarized as follows:

•Revenue was reduced by $5,077 in 2022 and $314 in 2021
•Cost of sales were reduced by $1,930 in 2022 and $425 in 2021
•Trade and other receivables were decreased by $10,375 and $6,108 as of December 31, 2022 and January 1, 2022, respectively
•Advances received from customers of $363 was recognized as of December 31, 2022 to account for a negative balance with a certain customer that arose as a result of the aforementioned correcting adjustments to trade receivables
•Inventory increased by $4,435 as of December 31, 2022 and $2,475 as of January 1, 2022
•Accumulated deficit increased by $3,170 and $3,861 as of December 31, 2022 and January 1, 2022, respectively
•Cumulative translation adjustment within accumulated other comprehensive income increased by $13 and $118 as of December 31, 2022 and January 1, 2022

(h)Inappropriate recognition of revenue under IFRS 15

The Group failed to properly account for the impacts of variable consideration arising from discounts, return agreements and credit notes on the sales price of certain revenue transactions. Based on its investigation, the Group determined that some of the errors were intentional and formed part of efforts to inflate the revenue of certain business units to achieve sales targets, while other cases were unintentional.

The adjustments to correct misstatements related to unintentional failures to account for variable consideration are summarized as follows:

•Revenue decreased by $1,362 in 2022 and $419 in 2021
•Accounts receivable decreased by $4,607 as of December 31, 2022 and $3,215 as of January 1, 2022
•Accumulated Deficit increased by $3,245 as of December 31, 2022 and $3,664 as of January 1, 2022
•Accumulated Other Comprehensive Income was increased by $30 for the foreign exchange translation adjustment as of January 1, 2022.

Adjustments to correct misstatements that were determined to be intentional in nature are summarized as follows:
•Revenue increased by $612 in 2022 and decreased by $4,521 in 2021
•Trade and other receivables, net decreased by $3,670 and $4,428 as of December 31, 2022 and January 1, 2022, respectively
•Accumulated Deficit increased by $4,521 as of December 31, 2022
•Accumulated Other Comprehensive Income for the foreign exchange translation adjustment as of December 31, 2022 and January 1, 2022 increased by $239 and $93, respectively.

(i)Unrecognized maintenance orders

The Group failed to properly accrue maintenance expenses which led to understatements of such expenses in 2022 and 2021, as well as misstatements to the related accounts payable as of December 31, 2022 and January 1, 2022.
The correcting adjustments generated an increase in maintenance expenses of $177 and $475 for the years ended December 31, 2022 and 2021, respectively in Administrative expenses. The adjustments recognized to the consolidated statements of financial position include increases to trade and other payables of $816 and $772 as of December 31, 2022 and January 1, 2022, respectively, as increases to Accumulated Deficit of $792 and $317, respectively gains in Accumulated Other Comprehensive Income for the foreign exchange translation adjustment of $153 and $20, as of December 31, 2022 and January 1, 2022, respectively.

(j)Unrecognized liability with certain third party supplier

The misstatement refers to the recognition of debit notes totaling $492 to reduce accounts payable and related expenses that were issued between 2006 and 2013 without the authorization or consent by the supplier.

The adjustments caused an increase in trade and other payables as of December 31, 2022 and January 1, 2022 of $492 and an increase in Accumulated deficit of $855 and $785 as of December 31, 2022 and January 1, 2022, respectively, and a gain in Accumulated Other Comprehensive Income for the foreign exchange translation adjustment of and $448 and $363 as of December 31, 2022 and January 1, 2022, respectively. Finally, the Group recognized foreign exchange losses of $85 in 2022 and $70 in 2021 in other income /expenses), net.

(k)Misclassification of financing liabilities related to supplier financing agreements

The Group identified misclassified payables from supplier financing contracts entered into during 2022 that qualified as financing arrangements,

The adjustments resulted in a decrease in trade and other payables to suppliers for $1,131, an increase in short-term loans of $373, and an increase in long-term loans of $758 as of December 31, 2022. In addition, previously reported cash flows in 2022 were adjusted to reflect increases in operating cash flows of $1,131 and noncash financing activities for the reclassification of accounts payable to suppliers to financing liabilities of $1,131.

(l)Misclassification of long term debt which was not in compliance with covenants

Certain debt for which the lender possessed the right to accelerate payment due to previously unidentified breaches of non-financial covenants were misclassified as long-term liabilities as of December 31, 2021 (see further discussion in Note 21 – Borrowings).

The adjustment resulted in an increase in short-term loans and a decrease in long-term loans of $149,677 as of January 1, 2022.

(m)Inventory Adjustments

In connection with a review of inventory balances, the Group identified misstatements due to (i) certain items that did not comply with the definition of inventories according to IAS 2 and (ii) certain inventories that were not recognized at the lower of cost or their net realizable value.
Adjustments to properly reflect the balance of inventories are summarized as follows:

•Administrative expenses were increased by $390 in 2022 and $499 in 2021
•Selling and marketing expense increased by $749 in 2022 and decreased by $137 in 2021
•Inventories decreased by $1,504 and $349 as of December 31, 2022 and January 1, 2022, respectively
•Accumulate deficit increased by $362 as of December 31, 2022
•Accumulated Other Comprehensive Income for the foreign exchange translation adjustment decreased by $3 as of December 31, 2022 and increased by $13 as of January 1, 2022

(n)Misclassification of leasing improvements in Property, Plant and Equipment

The Group identified certain capitalized improvements made to right-of-use assets under lease agreements that were improperly classified within property, plant and equipment.

The Group reclassified from property, plant, and equipment of $2,191 and $1,189 to right-of-use assets as of December 31, 2022 and January 1, 2022, respectively.

(o)Inappropriate revenue recognition on development services

A misstatement related to recognition of revenue on development services was identified due to lack of evidence and analysis related to timing of fulfillment of the performance obligations meaning that the Group did not have the right to recognize revenue under IFRS 15. Therefore, revenue for the periods ended December 31, 2022 and 2021 was overstated.

The adjustments to decrease in revenue from development services are summarized as follows:

•Revenue decreased by of $1,058 and $877 for the years ended December 31,2022 and 2021, respectively
•Trade and others receivable, net decreased by $1,907 and $847 as of December 31, 2022 and January 1, 2022, respectively
•Accumulated deficit increased by $877 as of December 31, 2022
•Accumulated Other Comprehensive Income for the foreign exchange translation adjustment as of December 31, 2022 and January 1, 2022 increased by $27 and $30, respectively

(p)Write off of certain accounts receivable

The Group held accounts receivable with related parties, located in Venezuela, originally denominated in USD. In 2019, the Group entered into an agreement with these parties to change the payment currency to Venezuelan Bolivars. Such agreement was recently identified by management. From 2016 through 2019, the Group kept recognizing impairments of the receivables based on the original amount in USD.

The adjustment consisted in the write off of the outstanding balance of $23,393 and $23,390 as of December 31, 2022 and January 1, 2022.
(q)Inappropriate recognition of long-term employee benefit liabilities

A misstatement related A misstatement related to the recognition of long-term employee benefits corresponding to seniority premiums and retirement bonuses was identified in 2022 and 2021. The Group recognized in 2022 long-term employee benefit liabilities amounts that should have been recognized in the statements of financial results and comprehensive income of prior periods

To correct the described misstatements, the following adjustments were made:

•Cost of sales were decreased by $346 in 2022 and increased by $63 in 2021
•Sales and marketing expenses were decreased by $209 in 2022 and increased by $25 in 2021
•Administrative expenses were decreased by $1,798 in 2022 and increased by $9 in 2021
•Income tax expense was increased by $814 in 2022 and decreased by $121 in 2021
•Finance expenses were increased by $158 in 2021
•Current other liabilities were increased by $185 as of January 1, 2022
•Non-current other liabilities were increased by $2,329 as of January 1, 2022
•Deferred tax assets were increased by $779 as of January 1, 2022
•Accumulated deficit decreased by $2,144 as of December 31, 2022 and $2,011 as of January 1, 2022
•Accumulated Other Comprehensive Income was increased by $605 as of December 31, 2022 and $409 as of January 1, 2022

(r)Recognition of current tax expense

The impacts on current tax expense derived from the adjustments described in this note are summarized as follows:

•Income tax expense was increased by $467 in 2022 and $234 in 2021
•Financial expenses were increased for related penalties and interest of $145 and $171 in 2022 and 2021, respectively
•Trade and other payables was increased by $1,087 as of December 31, 2022 and $731 as of January 1, 2022
•Current tax liabilities was increased by $793 as of December 31, 2022 and $537 as of January 1, 2022
•Accumulated Deficit was increased by $1,268 and $856 as of December 31, 2022 and January 1, 2022, respectively

(s)Recognition of deferred tax

The impacts on deferred taxes derived from the adjustments described in this note are summarized as follows:

•Deferred tax expense increased by $162 in 2022, and decreased by $727 in 2021
•Deferred tax assets increased by $511 as of December 31, 2022 and $623 as of January 1, 2022; and deferred tax liabilities decreased by $1,075 and $1,125 as of December 31, 2022 and January 1, 2022, respectively
•Accumulated Deficit decreased by $1,748 as of December 31, 2022 and $1,021 as of January 1, 2022
(t)Other adjustments

Other restatement matters not described in items (a) to (s) of this Note were identified that are not quantitatively or qualitatively material, either individually or in aggregate to the Group´s consolidated statements of financial position as of December 31, 2022 and January 1, 2022, consolidated financial statements of income and other comprehensive income, and consolidated statements of cash flows for the years ended December 31, 2022 and 2021. The adjustments to correct the misstatements resulted in a decrease of $29 and an increase of $40 in total assets; an increase of $477 and $308 in total liabilities; and an increase in Accumulated Deficit of $249 and $211 as of December 31, 2022 and January 1, 2022. The adjustments decreased net income by $257 and $57 for the years ended December 31, 2022 and 2021 respectively.
Consolidated Statement of Financial Position

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Assets
Non-current assets
Property, plant and equipment, net	73,965	(3,380)	(n)	70,585	72,638	(1,189)	(n)	71,449
Right-of-use assets, net	39,013	3,380	(n)	42,393	40,167	1,189	(n)	41,356
Intangible assets, net	32,208	(29)	(t)	32,179	30,171	(38)	(t)	30,133
Deferred tax assets, net	6,974	511	(q), (s)	7,485	7,067	1,402	(s)	8,469

Total non-current assets	$162,744	$482		$163,226	$164,076	$1,364		$165,440

Current assets
Trade and other receivables, net	129,602	(23,186)	(b), (e), (f), (g),(h), (o), (p), (t)	106,416	117,449	(17,404)	(b), (e), (f), (g),(h), (o), (t), (p), (t)	100,045
Inventories, net	96,833	2,930	(g), (m)	99,763	79,430	2,126	(g), (m)	81,556
Amounts owed by related parties, net	2,474	2,113	(p), (t)	4,587	1,147	2,110	(p),(t)	3,257

Total current assets	$297,443	$(18,143)		$279,300	$298,059	$(13,168)		$284,891
Total assets	$460,187	$(17,661)		$442,526	$462,135	$(11,804)		$450,331

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Liabilities and Shareholders’ Equity (Deficit)
Equity (Deficit)
Accumulated deficit	(391,513)	(41,028)	(a-j), (m), (o-t)	(432,541)	(431,059)	(34,832)	(a-j), (m), (o-t)	(465,891)
Accumulated other comprehensive loss	(33,859)	5,772	(q)	(28,087)	(27,778)	3,183	(q)	(24,595)

Total equity (deficit)	$(1,878)	$(35,256)		$(37,134)	$(38,340)	$(31,649)		$(69,989)

Non-current liabilities
Borrowings	28,410	758	(k), (l)	29,168	178,720	(149,677)	(k), (l)	29,043
Deferred tax liabilities, net	$7,821	$(1,074)	(s)	$6,747	$6,070	$(1,125)	(s)	$4,945
Other liabilities	6,480	—		6,480	2,750	2,329	(q)	5,079

Total non-current liabilities	$93,691	$(316)		$93,375	$312,511	$(148,473)		$164,038
Borrowings	257,525	373	(k), (l)	257,898	74,646	149,677	(k), (l)	224,323
Trade and other payables	90,187	373	(e),(i),(j), (r), (t)	90,560	85,381	1,975	(e),(g),(i),(j),(k),(g), (r), (t)	87,356
Amounts owed to related parties	2,914	16,372	(b), (c), (d), (t)	19,286	8,450	15,943	(b), (c), (d), (t)	24,393

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Current tax liabilities, net	6,133	793	(r)	6,926	11,756	537	(r)	12,293
Other non-financial liabilities	11,478	—		11,478	7,230	186	(q)	7,416

Total current liabilities	$368,374	$17,911		$386,285	$187,964	$168,318		$356,282
Consolidated Statement of Profit or Loss

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Revenue	409,920	(6,717)	(e), (f), (g), (h),(o), (t)	403,203	409,742	(6,003)	(e), (g), (h), (o), (t)	403,739
Cost of sales	(170,351)	2,276	(g), (q)	(168,075)	(174,029)	362	(g), (q)	(173,667)

Gross profit	$239,569	$(4,441)		$235,128	$235,713	$(5,641)		$230,072

Sales and marketing expenses	(93,566)	559	(b), (e), (f), (q)	(93,007)	(83,057)	2,083	(b), (e), (f), (q)	(80,974)
Administrative expenses	(105,911)	1,225	(i), (m), (q), (t)	(104,686)	(82,187)	(988)	(i), (m), (q), (t)	(83,175)
Other income (expenses), net	(25,299)	(2,323)	(c), (d), (e), (f), (j), (q),(r), (t)	(27,622)	(78,991)	(1,994)	(c), (d), (e), (f), (j), (q), (r), (t)	(80,985)

Operating Profit	$14,793	$(4,980)		$9,813	$(8,522)	$(6,540)		$(15,062)

Finance expense	(36,170)	9	(a), (b), (q),(r), (t)	(36,161)	(89,049)	(203)	(a), (b), (m), (q), (r), (t)	(89,252)

Net finance (expense) income	$37,917	$9		$37,926	$(78,636)	$(203)		$(78,839)

Income (loss) before tax	$52,710	$(4,971)		$47,739	$(87,158)	$(6,743)		$(93,901)
Income tax expense	$(10,170)	$(1,443)	(q), (r)	$(11,613)	$(13,705)	$614	(q), (r),	$(13,091)

Profit (Loss) for the year	$42,540	$(6,414)		$36,126	$(100,863)	$(6,129)		$(106,992)
Consolidated Statement of Profit or Loss and Other Comprehensive Income

	December 31, 2022 (As previously reported)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously reported)	Adjustment	Note	2021 (As restated)
Profit/(loss) for the year	42,540	$(6,414)		$36,126	$(100,863)	$(6,129)		$(106,992)

Other comprehensive income/(loss)
Items that will not be reclassified to profit or loss:
Remeasurement of net defined benefit liability	(222)	—	(q)	(222)	195	309	(q)	504
Income tax relating to items that will not be reclassified subsequently to profit or loss	107	—	(q)	107	(58)	(133)	(q)	(191)
Net of Tax	(115)	—		(115)	137	176		313
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,966)	2,589	(b)-(j), (m),(o),(q),(t)	(3,377)	(2,743)	2,443	(b)-(j), (m),(o),(q),(t)	(300)

Other comprehensive income/(loss) for the year, net of tax	(6,081)	2,589		(3,492)	(3,357)	2,619		(738)
Total comprehensive income/(loss) for the year	36,459	(3,825)		32,634	(104,220)	(3,510)		(107,730)

Total comprehensive income/(loss) for the year attributable to:
Owners of the parent company	36,456	(3,825)		32,631	(102,503)	(3,510)		(106,013)
Non-controlling interests	3	—		3	(1,717)	—		(1,717)
Consolidated Statement of Cash Flows

	December 31, 2022 (As previously report)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously report)	Adjustment	Note	2021 (As restated)
Operating activities
Profit/(loss) for the year	$42,540	$(6,414)		$36,126	$(100,863)	$(6,129)		$(106,992)
Adjustments to reconcile net profit (loss) with cash flow from operating activities before changes in working capital:
Income tax expense	$10,170	$1,443	(q),(r)	$11,613	$13,705	$(614)	(q),(r)	$13,091
Finance expenses	(37,917)	(9)	(a), (b), (q), (r),(t)	(37,926)	78,636	203	(a),(b),(q),(r),(t)	78,839
Loss on sale/ Net (gain) of property, plant and equipment	$(555)	$1,005	(n)	$450	$(317)	$(160)	(n)	$(477)
Net loss on sale or disposal of intangibles	203	(16)	(t)	187	—	—		—
Inventory provision	$5,717	$615	(m)	$6,332	$5,391	$(137)	(m)	$5,254

Cash flow from operating activities before changes in working capital	48,307	(3,376)		44,931	85,067	(6,837)		78,230

	December 31, 2022 (As previously report)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously report)	Adjustment	Note	2021 (As restated)
Changes in working capital:
Trade and other receivables, net	(16,582)	5,783	(b), (e), (f), (g),(h), (o),(p),(t)	(10,799)	(21,257)	5,640	(b), (e), (f), (g),(h), (o),(t)	(15,617)
Amounts owed by related parties	474	(4)	(p),(t)	470	1,387	(11)	(p),(t)	1,376
Inventories, net	(32,690)	(1,419)	(g), (m)	(34,109)	(20,536)	103	(g), (m)	(20,433)
Current tax assets	895	—		895	(5,308)	—		(5,308)
Other current assets	1,500	(1,500)		—	(5,441)	(38)		(5,479)
Trade and other payables	14,210	(44,207)	(e),(i),(j), (r), (t)	(29,997)	32,825	(11,850)	(e),(g),(i),(j),(k), (g), (r), (t)	20,975
Amounts owed to related parties	1,998	47,182	(b), (c), (d),(t)	49,180	(3,448)	3,363	(b), (c), (d),(t)	(85)
Current tax liabilities	(6,643)	(65)	(r)	(6,708)	2,103	(428)	(r)	1,675
Other liabilities	9,604	(2,542)	(q)	7,062	(14,633)	8,114	(q)	(6,519)
Other financial assets	46	97		143	505	56		561
Other assets	710	1,495		2,205	(2,699)	39		(2,660)

Cash generated from operations	21,414	1,444		22,858	48,565	(1,849)		46,716

	December 31, 2022 (As previously report)	Adjustment	Note	2022 (As restated)	December 31, 2021 (As previously report)	Adjustment	Note	2021 (As restated)
Cash flow provided by operating activities	14,106	1,444		15,550	37,303	(1,849)		35,454
Investing activities

Acquisition of property, plant and equipment	(20,612)	(2,545)	(n)	(23,157)	(14,122)	(1,315)	(n)	(15,437)
Proceeds from sale of property, plant and equipment	2,686	(1,005)	(n)	1,681	794	160	(n)	954

Cash flow used in investing activities	(28,828)	(3,550)		(32,378)	(23,703)	(1,155)		(24,858)

Financing activities

Proceeds from borrowings	134,412	1,845	(k), (l)	136,257	280,795	(1)		280,794
Payments on borrowings	(124,202)	(714)	(k), (l)	(124,916)	(272,301)	—		(272,301)
Other distributions	—	(300)	(a)	(300)	—	(200)	(a)	(200)

Cash flow (used in) generated from financing activities	(13,627)	831		(12,796)	58,044	(201)		57,843

Net (decrease) increase in cash	(28,349)	(1,275)	(29,624)	71,644	(3,205)	68,439
Cash at beginning of the year	72,112	—	72,112	4,229	—	4,229
Effect of foreign currency exchange rate changes	(760)	1,275	515	(3,761)	3,205	(556)

Cash at end of the year	43,003	—	43,003	72,112	—	72,112